GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE PROSPECTUS
DATED MAY 1, 2009

The date of this Supplement is September 25, 2009

1. As of September 11, 2009, Detlev S. Schlichter no longer serves as a portfolio manager for the Genworth Western Asset Management Core Plus Fixed Income Fund. Therefore, all references to Mr. Schlichter in the Prospectus are deleted.

2. On November 2, 2009, the Genworth Legg Mason Partners Aggressive Growth Fund will be renamed the Genworth Legg Mason ClearBridge Aggressive Growth Fund and the Genworth Western Asset Management Core Plus Fixed Income Fund will be renamed the Genworth Legg Mason Western Asset Core Plus Bond Fund, and all such fund name references in the Prospectus will change accordingly.

Please retain this Supplement with your Prospectus for future reference.

GENWORTH VARIABLE INSURANCE TRUST

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2009

The date of this Supplement is September 25, 2009

1. Effective September 11, 2009, Detlev S. Schlichter no longer serves as a portfolio manager for the Genworth Western Asset Management Core Plus Fixed Income Fund. Therefore, all references to Mr. Schlichter in the Statement of Additional Information are deleted.

2. On November 2, 2009, the Genworth Legg Mason Partners Aggressive Growth Fund will be renamed the Genworth Legg Mason ClearBridge Aggressive Growth Fund and the Genworth Western Asset Management Core Plus Fixed Income Fund will be renamed the Genworth Legg Mason Western Asset Core Plus Bond Fund, and all such fund name references in the Statement of Additional Information will change accordingly.

Please retain this Supplement with your Statement of Additional Information for future reference.